Goodwill (Tables)	6 Months Ended
Jun. 30, 2026
Text Block1 [Abstract]
Reconciliation of Goodwill

Million US dollar	30 June 2026	31 December 2025

Acquisition cost
Balance at end of previous year	120 276	112 637
Effect of movements in foreign exchange	1 608	7 634
Acquisitions through business combinations	342	-
Transfers (to)/from other assets categories and other movements¹	(61)	(164)
Hyperinflation monetary adjustments	125	169
Balance at end of the period	122 289	120 276

Impairment losses
Balance at end of previous year	(2 368)	(2 158)
Effect of movements in foreign exchange	(36)	(209)
Transfers (to)/from other assets categories and other movements¹	61	-
Balance at end of the period	(2 343)	(2 368)

Carrying amount
Balance at end of the period	119 946	117 908

1 The transfer (to)/from other asset categories relates mainly to the separate presentation in the statement of financial position of goodwill held for sale in accordance with IFRS 5
Non-current assets held for sale and discontinued operations
.

Summary of Carrying Amount of Goodwill Allocated to Different Cash-generating Units
The carrying amount of goodwill was allocated to the different cash-generating units as follows:

Million US dollar	30 June 2026	31 December 2025
United States	33 672	33 330
Rest of North America	1 884	1 959
Mexico	14 212	13 819
Colombia	17 731	16 277
Rest of Middle Americas	24 255	24 465
Brazil	3 532	3 323
Rest of South America	1 351	1 323
Europe	2 780	2 859
South Africa	9 901	9 796
Rest of Africa	4 608	4 626
China	3 171	3 073
Rest of Asia Pacific	2 849	3 057
Total carrying amount of goodwill	119 946	117 908